ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES
	June 30, 2021	December 31, 2020

Accrued Wages	$64,588	$25,654
Accrued Expenses	74,289	477,941
	$138,877	$503,595

	December 31, 2020	December 31, 2019

Accrued Wages	$25,654	$192,227
Accrued Interest and other	477,941	311,622
	$503,595	$503,849